Average Annual Total Returns{- Fidelity Small-Mid Multifactor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity Small-Mid Multifactor ETF	Fidelity Small-Mid Multifactor ETF Return Before Taxes Past 1 year	Fidelity Small-Mid Multifactor ETF Return Before Taxes Since Inception		Fidelity Small-Mid Multifactor ETF After Taxes on Distributions Past 1 year	Fidelity Small-Mid Multifactor ETF After Taxes on Distributions Since Inception		Fidelity Small-Mid Multifactor ETF After Taxes on Distributions and Sales Past 1 year	Fidelity Small-Mid Multifactor ETF After Taxes on Distributions and Sales Since Inception		IXYW4 Past 1 year	IXYW4 Since Inception		WA008 Past 1 year	WA008 Since Inception
Total	8.90%	10.03%	[1]	8.43%	9.54%	[1]	5.41%	7.58%	[1]	9.19%	10.34%	[1]	32.17%	22.04%	[1]

[1]	(a)From February 26, 2019